Schedule of Revenue Recognition (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Net revenues:
Over time	$ 1,682,879	$ 1,087,895	$ 2,124,496	$ 2,082,028
Total	1,682,879	1,087,895	2,124,496	2,082,028
Transferred at Point in Time [Member]
Net revenues:
Over time	139,105	95,210	94,727	147,347
Total	139,105	95,210	94,727	147,347
Transferred over Time [Member]
Net revenues:
Over time	1,543,774	992,685	2,029,769	1,934,681
Total	1,543,774	992,685	2,029,769	1,934,681
Maintenance [Member]
Net revenues:
Over time	579,709	364,242	902,821	937,166
Total	579,709	364,242	902,821	937,166
Implementation Services [Member]
Net revenues:
Over time	607,813	355,071	833,886	700,420
Total	607,813	355,071	833,886	700,420
SaaS Subscription Fee [Member]
Net revenues:
Over time	213,261	242,995	277,109	226,630
Total	213,261	242,995	277,109	226,630
Licensing [Member]
Net revenues:
Over time	139,105	95,210	94,727	147,347
Total	139,105	95,210	94,727	147,347
Other [Member]
Net revenues:
Over time			15,953	70,465
Total			$ 15,953	$ 70,465
Others [Member]
Net revenues:
Over time	142,991	30,377
Total	$ 142,991	$ 30,377